Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue						$ 44,444
Cost of revenues
Gross profit						44,444
Operating expenses
Professional fees	131,095	1,536,897	240,391	1,557,711	1,887,706	72,556
Product development					6,000	2,850
General and administrative	89,955	7,239	169,354	8,402	48,839	18,899
Total operating expenses	221,050	1,544,136	409,745	1,566,113	1,942,545	94,305
Loss from operations	(221,050)	(1,544,136)	(409,745)	(1,566,113)	(1,942,545)	(49,861)
Other expense
Loss on foreign currency translation			(9)			(1,512)
Interest expense	(1,110)	(5,245)	(2,203)	(5,245)	(7,074)
Loss on reverse merger						(2,837,392)
Total other expense	(1,110)	(5,245)	(2,212)	(5,245)	(7,074)	(2,838,904)
Net loss before tax provision	(222,160)	(1,549,381)	(411,957)	(1,571,358)	(1,949,619)	(2,888,765)
Tax Provision
Net loss	$ (222,160)	$ (1,549,381)	$ (411,957)	$ (1,571,358)	$ (1,954,297)	$ (2,888,765)
Net loss per common share - basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average common shares outstanding	90,970,309	104,589,473	97,773,934	104,507,651	104,743,134	99,971,295